Cover Page Document	Jun. 16, 2026
Entity Information [Line Items]
Entity Address, State or Province	PA
Entity Address, City or Town	Wayne
Entity Address, Postal Zip Code	19087
Document Type	8-K
Document Period End Date	Jun. 16, 2026
Entity Registrant Name	AVALO THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37590
Entity Tax Identification Number	45-0705648
Entity Address, Address Line One	1500 Liberty Ridge Drive, Suite 321
City Area Code	410
Local Phone Number	522-8707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	AVTX
Entity Emerging Growth Company	false
Entity Central Index Key	0001534120
Amendment Flag	false